Inventories	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Inventories
4.	Inventories:

	January 31, 2013	April 30, 2012
Work-in-progress for maintenance contracts under completed contract accounting	$4,366	$3,951
Consumables	111,926	96,588
Provision for obsolescence	(10,518)	(10,526)

	$105,774	$90,013

11.	Inventories:

	2012	2011

Work-in-progress for long-term maintenance contracts under completed contract accounting	$3,951	$5,989
Consumables	96,588	105,713
Provision for obsolescence	(10,526)	(9,478)

	$90,013	$102,224

Direct costs includes $3.3 million write-down of inventory to the lower of cost or market value for the year ended April 30, 2012 (2011 – $4.8 million).